As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

The Merger Fund
Schedule of Investments
June 30, 2009
(Unaudited)

		Value
COMMON STOCKS - 66.91%
	ACQUISITION CORPORATIONS - 5.19%
589,000	Alternative Asset Management Acquisition Corp. (a)(e)	$5,754,530
300,000	BPW Acquisition Corp. (a)(e)	2,872,500
1,911,400	GHL Acquisition Corp. (a)(e)	18,674,378
885,500	Hicks Acquisition Co. I, Inc. (a)(e)	8,491,945
1,074,900	Liberty Acquisition Holdings Corp. (a)(e)	9,738,594
687,203	Liberty International Acquisition Company (a)	9,351,275
2,394,600	Sapphire Industrials Corp. (a)	23,395,242
676,100	Triplecrown Acquisition Corp. (a)(e)	6,490,560
		84,769,024
	AEROSPACE & DEFENSE - 0.67%
204,069	Axsys Technologies, Inc. (a)	10,946,261
	BREWERS - 4.01%
7,025,600	Lion Nathan Ltd. (b)	65,500,558
	CABLE & SATELLITE TV - 4.84%
580,200	Comcast Corporation Class A	8,180,820
2,650,750	Liberty Media Corporation Series A (a)(c)	70,907,562
		79,088,382
	COAL & CONSUMABLE FUELS - 0.67%
389,837	Foundation Coal Holdings Inc.	10,958,318
	COMMODITY CHEMICALS - 0.76%
2,081,900	NOVA Chemicals Corp. (e)	12,345,667
	COMMUNICATIONS EQUIPTMENT - 1.02%
1,663,870	Emulex Corp. (a)(c)	16,272,648
842,635	Nextwave Wireless Inc. (a)	408,004
		16,680,652
	COMPUTER HARDWARE - 5.12%
9,071,300	Sun Microsystems, Inc. (a)(c)	83,637,386
	COMPUTER STORAGE & PERIPHERALS - 3.98%
1,951,500	Data Domain, Inc. (a)	65,082,525
	DATA PROCESSING & OUTSOURCED SERVICES - 2.74%
1,733,300	Metavante Technologies Inc. (a)(d)	44,823,138
	DIVERSIFIED CHEMICALS - 0.91%
2,942,960	Huntsman Corporation (c)	14,803,089
	DIVERSIFIED FINANCIAL SERVICES - 0.00%
566	Bank of America Corporation	7,465
	FERTILIZERS & AGRICULTURAL CHEMICALS - 0.99%
219,200	CF Industries Holdings Inc.	16,251,488
	FOOD DISTRIBUTORS - 0.95%
2,077,622	ABB Grain Ltd.	15,569,609
	HIGHWAY & RAILTRACKS - 0.33%
78,401	Societe des Autoroutes PRR	5,329,900
	HOME BUILDING - 1.83%
3,539,600	Centex Corp. (e)	29,945,016
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.24%
50	Constellation Energy Group Inc.	1,329
783,003	NRG Energy Inc. (a)(c)	20,326,758
		20,328,087
	INTEGRATED OIL & GAS - 3.42%
1,454,401	Petro-Canada (e)	55,878,086
	INTEGRATED TELECOMMUNICATION SERVICES - 4.26%
1,655,600	Embarq Corporation	69,634,536
	MEDIA - 0.21%
140,200	DirecTV Group, Inc. (a)(c)	3,464,342
	OIL & GAS EQUIPMENT & SERVICES - 0.50%
250,110	NATCO Group Inc. (a)	8,233,621
	OIL & GAS EXPLORATION & PRODUCTION - 1.76%
528,000	Addax Petroleum Corp.	22,392,847
2,817,900	UTS Energy Corp. (a)	3,803,553
491,000	Verenex Energy Inc. (a)(e)	2,532,777
		28,729,177
	OIL & GAS STORAGE & TRANSPORTATION - 0.43%
336,100	Magellan Midstream Holdings LP	7,051,378
	PACKAGED FOODS & MEATS - 0.67%
1,501,483	Sadia SA ADR	11,020,885
	PHARMACEUTICALS - 15.66%
438,200	Allergan, Inc. (c)	20,849,556
4,055,326	Schering Plough Corp. (b)	101,869,789
2,938,453	Wyeth (b)	133,376,382
		256,095,727
	PUBLISHING - 0.42%
237,400	Thomson Reuters Corporation	6,908,815
	REINSURANCE - 0.97%
582,728	IPC Holdings Ltd.	15,931,784
	RESTURANTS - 1.10%
256,498	Chipotle Mexican Grill, Inc. Class B (a)(b)	17,900,995
	SOFT DRINKS - 1.15%
556,500	Pepsi Bottling Group Inc.	18,831,960
	WIRELESS TELECOMMUNICATION SERVICES - 1.11%
2,175,400	Centennial Communications Corp. (a)(b)	18,186,344
	TOTAL COMMON STOCKS (Cost $1,033,353,696)	1,093,934,215

PREFERRED STOCKS - 5.05%
1,419,800	Citigroup Capital XIX	26,720,636
823,742	Citigroup Inc. Series AA	15,387,501
2,165,187	Citigroup Inc. Series F	40,445,693
	TOTAL PREFERRED STOCKS (Cost $76,771,544)	82,553,830

MUTUAL FUNDS - 0.14%
165,800	United States Natural Gas Fund LP (a)	2,299,646
	TOTAL MUTUAL FUNDS (Cost $2,341,308)	2,299,646

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 2.15%
	Citigroup Inc.
41,238	Expiration: July, 2009, Exercise Price: $5.00	8,989,884
2,413	Expiration: August, 2009, Exercise Price: $5.00	562,229
63,852	Expiration: September, 2009, Exercise Price: $5.00	15,069,072
	DirecTV Group, Inc.
638	Expiration: December, 2009, Exercise Price: $30.00	395,560
	DISH Network
5,552	Expiration: September, 2009, Exercise Price: $17.50	1,304,720
	Energy Select Sector SPDR Fund
357	Expiration: September, 2009, Exercise Price: $55.00	283,815
1,038	Expiration: September, 2009, Exercise Price: $58.00	1,084,710
	Healthcare Select Sector SPDR Fund
4,407	Expiration: September, 2009, Exercise Price: $27.00	616,980
	Materials Select Sector SPDR Fund
2,786	Expiration: September, 2009, Exercise Price: $30.00	1,281,560
	SPDR Trust Series 1
5,700	Expiration: July, 2009, Exercise Price: $90.00	615,600
1,425	Expiration: August, 2009, Exercise Price: $90.00	364,088
	Technology Select Sector SPDR Fund
1,467	Expiration: July, 2009, Exercise Price: $18.00	44,010
309	Expiration: September, 2009, Exercise Price: $20.00	64,890
	Time Warner Cable
5,152	Expiration: October, 2009, Exercise Price: $29.00	2,421,440
	United States Oil Fund LP
623	Expiration: July, 2009, Exercise Price: $42.00	264,775
	Viacom Inc. Class B
5,190	Expiration: September, 2009, Exercise Price: $25.00	1,816,500
	TOTAL PURCHASED PUT OPTIONS (Cost $34,467,953)	35,179,833

Shares
ESCROW NOTES - 0.12%
4,472,698	Price Communications Liquidating Trust (a)(f)	1,923,260
	TOTAL ESCROW NOTES (Cost $1,923,260)	1,923,260

Principal
Amount
CORPORATE BONDS - 0.11%
	Oxiana Ltd.
$1,700,000	5.250%, 04/15/2012	1,839,400
	TOTAL CORPORATE BONDS (Cost $1,603,419)	1,839,400

Shares
SHORT-TERM INVESTMENTS - 16.08%
	MONEY MARKET FUNDS - 16.08%
75,000,000	Fidelity Institutional Prime Money Market Portfolio (b)	75,000,000
75,000,000	First American Government Obligations Fund (b)	75,000,000
75,000,000	First American Prime Obligations Fund (b)	75,000,000
37,774,784	First American Treasury Obligations Fund	37,774,784
	TOTAL SHORT-TERM INVESTMENTS (Cost $262,774,784)	262,774,784
	TOTAL INVESTMENTS (Cost $1,413,235,964) (g) (h)- 91.84%	$1,480,504,968

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.
(g)	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$ 1,445,604,384
	Gross unrealized appreciation	94,463,431
	Gross unrealized depreciation	(59,562,847)
	Net unrealized depreciation	$ 34,900,584

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(h)	The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed common stock (long and short), preferred stock, mutual funds, options
(purchased and written) and short-term investments.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include corporate bonds, equity swap contracts and forward currency exchange contracts.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include escrow notes that are fair valued by the Fund.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2009. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,093,934,215	$ -	$ -	$ 1,093,934,215

Preferred Stocks	82,553,830	-	-	82,553,830

Mutual Funds	2,299,646	-	-	2,299,646

Purchased Put Options	35,179,833	-	-	35,179,833

Escrow Notes	-	-	1,923,260	1,923,260

Corporate Bonds	-	1,839,400	-	1,839,400

Short-Term Investments	262,774,784	-	-	262,774,784

Total Investments in Securities	$ 1,476,742,308	$ 1,839,400	$ 1,923,260	$ 1,480,504,968

Securities Sold Short	$ 561,565,385	$ -	$ -	$ 561,565,385

Written Option Contracts	11,129,041	-	-	11,129,041

Swap Contracts *	-	(2,319,867)	-	(2,319,867)

Forward Currency Exchange Contracts *	-	7,016,985	-	7,016,985

* Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument. These instruments are not reflected in the Schedule of Investments.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of September 30, 2008	$13,746,820
Accrued discounts/premiums	-
Realized gain (loss)	(15,282,474)
Change in unrealized appreciation (depreciation)	8,982,397
Net purchases (sales)	(5,523,483)
Transfers in and/or out of Level 3	-
Balance as of June 30, 2009	$1,923,260

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities. This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("FAS 133")
and how derivative instruments affect the Fund’s Statement of Assets and Liabilities.

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2009:

	Asset Derivatives 2009		Liability Derivatives 2009

Derivatives Not Accounted For as	Balance		Balance
Hedging Instruments Under FAS 133	Sheet Location	Fair Value	Sheet Location	Fair Value

Equity Contracts:
Purchased Put Options	Investments	$ 35,179,833	N/A	$ -
Written Option Contracts	N/A		Written Option
			Contracts	11,129,041
Swap Contracts	Receivables	190,000	Payables	2,509,867

Foreign exchange contracts:
Forward Currency
Exchange Contracts	Receivables	7,016,985	N/A
		$ 42,386,818		$ 13,638,908

The Merger Fund
Schedule of Securities Sold Short
June 30, 2009
(Unaudited)

Shares		Value
219,200	Agrium, Inc.	$8,743,888
422,609	Alpha Natural Resources Inc.	11,101,939
296,234	Cameron International Corp.	8,383,422
2,268,489	CenturyTel, Inc.	69,642,612
256,498	Chipotle Mexican Grill, Inc.	20,519,840
21,368,022	Citigroup Inc.	63,463,025
580,200	Comcast Corporation Class A	8,424,609
1,568,400	DirecTV Group, Inc.	38,755,164
234,286	Exelon Corporation	11,997,786
2,340,040	Fidelity National Information Services	46,707,198
212,674	Magellan Midstream Partners LP	7,392,548
2,337,440	Merck & Co. Inc.	65,354,823
157,268	Pepsico, Inc.	8,643,449
299,564	Perdigao SA - ADR	11,437,354
2,893,716	Pfizer Inc.	43,405,740
3,451,884	Pulte Homes Inc.	30,480,136
1,863,966	Suncor Energy, Inc.	56,552,729
961,836	Thomson Reuters Corporation	27,991,351
654,844	Validus Holdings Ltd.	14,393,471
941,380	Viterra Inc.	8,174,301
	Total Securities Sold Short (Proceeds $529,882,117)	$561,565,385

ADR - American Depository Receipt

The Merger Fund
Schedule of Options Written
June 30, 2009
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS

	Allergan, Inc.
4,382	Expiration: July, 2009, Exercise Price: $40.00	$3,374,140
	Axsys Technologies, Inc.
2,131	Expiration: July, 2009, Exercise Price: $55.00	15,982
	Citigroup Inc.
41,238	Expiration: July, 2009, Exercise Price: $5.00	41,238
2,413	Expiration: August, 2009, Exercise Price: $5.00	4,826
63,852	Expiration: September, 2009, Exercise Price: $5.00	191,556
	Data Domain, Inc.
1,139	Expiration: July, 2009, Exercise Price: $25.00	956,760
4,621	Expiration: July, 2009, Exercise Price: $30.00	1,571,140
11,979	Expiration: July, 2009, Exercise Price: $32.50	1,317,690
450	Expiration: August, 2009, Exercise Price: $32.50	58,500
311	Expiration: September, 2009, Exercise Price: $32.50	45,095
716	Expiration: September, 2009, Exercise Price: $35.00	28,640
	DirecTV Group, Inc.
638	Expiration: December, 2009, Exercise Price: $30.00	15,950
	Emulex Corp.
14,478	Expiration: July, 2009, Exercise Price: $10.00	941,070
	Huntsman Corporation
6,814	Expiration: August, 2009, Exercise Price: $5.00	374,770
	Liberty Media Corporation
1,000	Expiration: July, 2009, Exercise Price: $22.50	425,000
	NRG Energy, Inc.
3,000	Expiration: August, 2009, Exercise Price: $22.50	1,305,000
	SPDR Trust Series 1
1,425	Expiration: August, 2009, Exercise Price: $97.00	168,150
	Sun Microsystems, Inc.
34,360	Expiration: July, 2009, Exercise Price: $10.00	68,720
9,585	Expiration: October, 2009, Exercise Price: $10.00	23,963
4,661	Expiration: January, 2010, Exercise Price: $10.00	16,314
		10,944,504

PUT OPTIONS
	SPDR Trust Series 1
1,425	Expiration: August, 2009, Exercise Price: $85.00	184,537
	TOTAL OPTIONS WRITTEN (Premiums received $10,011,355)	$11,129,041

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title) /s/ Frederick W. Green
                                                 Frederick W. Green, President

Date        8/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick W. Green
                                                   Frederick W. Green, President

Date      8/25/09

By (Signature and Title)*/s/ Bonnie L. Smith
                                                  Bonnie L. Smith, Treasurer

Date      8/21/09

* Print the name and title of each signing officer under his or her signature.